Expense Example, No Redemption	Eaton Vance Arizona Municipal Income Fund Class A 1 Year	Eaton Vance Arizona Municipal Income Fund Class A 3 Years	Eaton Vance Arizona Municipal Income Fund Class A 5 Years	Eaton Vance Arizona Municipal Income Fund Class A 10 Years	Eaton Vance Arizona Municipal Income Fund Class A 1 Year	Eaton Vance Arizona Municipal Income Fund Class A 3 Years	Eaton Vance Arizona Municipal Income Fund Class A 5 Years	Eaton Vance Arizona Municipal Income Fund Class A 10 Years	Eaton Vance Arizona Municipal Income Fund Class C 1 Year	Eaton Vance Arizona Municipal Income Fund Class C 3 Years	Eaton Vance Arizona Municipal Income Fund Class C 5 Years	Eaton Vance Arizona Municipal Income Fund Class C 10 Years	Eaton Vance Arizona Municipal Income Fund Class C 1 Year	Eaton Vance Arizona Municipal Income Fund Class C 3 Years	Eaton Vance Arizona Municipal Income Fund Class C 5 Years	Eaton Vance Arizona Municipal Income Fund Class C 10 Years	Eaton Vance Arizona Municipal Income Fund Class I 1 Year	Eaton Vance Arizona Municipal Income Fund Class I 3 Years	Eaton Vance Arizona Municipal Income Fund Class I 5 Years	Eaton Vance Arizona Municipal Income Fund Class I 10 Years	Eaton Vance Arizona Municipal Income Fund Class I 1 Year	Eaton Vance Arizona Municipal Income Fund Class I 3 Years	Eaton Vance Arizona Municipal Income Fund Class I 5 Years	Eaton Vance Arizona Municipal Income Fund Class I 10 Years	Eaton Vance Connecticut Municipal Income Fund Class A 1 Year	Eaton Vance Connecticut Municipal Income Fund Class A 3 Years	Eaton Vance Connecticut Municipal Income Fund Class A 5 Years	Eaton Vance Connecticut Municipal Income Fund Class A 10 Years	Eaton Vance Connecticut Municipal Income Fund Class A 1 Year	Eaton Vance Connecticut Municipal Income Fund Class A 3 Years	Eaton Vance Connecticut Municipal Income Fund Class A 5 Years	Eaton Vance Connecticut Municipal Income Fund Class A 10 Years	Eaton Vance Connecticut Municipal Income Fund Class C 1 Year	Eaton Vance Connecticut Municipal Income Fund Class C 3 Years	Eaton Vance Connecticut Municipal Income Fund Class C 5 Years	Eaton Vance Connecticut Municipal Income Fund Class C 10 Years	Eaton Vance Connecticut Municipal Income Fund Class C 1 Year	Eaton Vance Connecticut Municipal Income Fund Class C 3 Years	Eaton Vance Connecticut Municipal Income Fund Class C 5 Years	Eaton Vance Connecticut Municipal Income Fund Class C 10 Years	Eaton Vance Connecticut Municipal Income Fund Class I 1 Year	Eaton Vance Connecticut Municipal Income Fund Class I 3 Years	Eaton Vance Connecticut Municipal Income Fund Class I 5 Years	Eaton Vance Connecticut Municipal Income Fund Class I 10 Years	Eaton Vance Connecticut Municipal Income Fund Class I 1 Year	Eaton Vance Connecticut Municipal Income Fund Class I 3 Years	Eaton Vance Connecticut Municipal Income Fund Class I 5 Years	Eaton Vance Connecticut Municipal Income Fund Class I 10 Years	Eaton Vance Minnesota Municipal Income Fund Class A 1 Year	Eaton Vance Minnesota Municipal Income Fund Class A 3 Years	Eaton Vance Minnesota Municipal Income Fund Class A 5 Years	Eaton Vance Minnesota Municipal Income Fund Class A 10 Years	Eaton Vance Minnesota Municipal Income Fund Class A 1 Year	Eaton Vance Minnesota Municipal Income Fund Class A 3 Years	Eaton Vance Minnesota Municipal Income Fund Class A 5 Years	Eaton Vance Minnesota Municipal Income Fund Class A 10 Years	Eaton Vance Minnesota Municipal Income Fund Class C 1 Year	Eaton Vance Minnesota Municipal Income Fund Class C 3 Years	Eaton Vance Minnesota Municipal Income Fund Class C 5 Years	Eaton Vance Minnesota Municipal Income Fund Class C 10 Years	Eaton Vance Minnesota Municipal Income Fund Class C 1 Year	Eaton Vance Minnesota Municipal Income Fund Class C 3 Years	Eaton Vance Minnesota Municipal Income Fund Class C 5 Years	Eaton Vance Minnesota Municipal Income Fund Class C 10 Years	Eaton Vance Minnesota Municipal Income Fund Class I 1 Year	Eaton Vance Minnesota Municipal Income Fund Class I 3 Years	Eaton Vance Minnesota Municipal Income Fund Class I 5 Years	Eaton Vance Minnesota Municipal Income Fund Class I 10 Years	Eaton Vance Minnesota Municipal Income Fund Class I 1 Year	Eaton Vance Minnesota Municipal Income Fund Class I 3 Years	Eaton Vance Minnesota Municipal Income Fund Class I 5 Years	Eaton Vance Minnesota Municipal Income Fund Class I 10 Years	Eaton Vance Municipal Opportunities Fund Class A 1 Year	Eaton Vance Municipal Opportunities Fund Class A 3 Years	Eaton Vance Municipal Opportunities Fund Class A 5 Years	Eaton Vance Municipal Opportunities Fund Class A 10 Years	Eaton Vance Municipal Opportunities Fund Class A 1 Year	Eaton Vance Municipal Opportunities Fund Class A 3 Years	Eaton Vance Municipal Opportunities Fund Class A 5 Years	Eaton Vance Municipal Opportunities Fund Class A 10 Years	Eaton Vance Municipal Opportunities Fund Class C 1 Year	Eaton Vance Municipal Opportunities Fund Class C 3 Years	Eaton Vance Municipal Opportunities Fund Class C 5 Years	Eaton Vance Municipal Opportunities Fund Class C 10 Years	Eaton Vance Municipal Opportunities Fund Class C 1 Year	Eaton Vance Municipal Opportunities Fund Class C 3 Years	Eaton Vance Municipal Opportunities Fund Class C 5 Years	Eaton Vance Municipal Opportunities Fund Class C 10 Years	Eaton Vance Municipal Opportunities Fund Class I 1 Year	Eaton Vance Municipal Opportunities Fund Class I 3 Years	Eaton Vance Municipal Opportunities Fund Class I 5 Years	Eaton Vance Municipal Opportunities Fund Class I 10 Years	Eaton Vance Municipal Opportunities Fund Class I 1 Year	Eaton Vance Municipal Opportunities Fund Class I 3 Years	Eaton Vance Municipal Opportunities Fund Class I 5 Years	Eaton Vance Municipal Opportunities Fund Class I 10 Years	Eaton Vance New Jersey Municipal Income Fund Class A 1 Year	Eaton Vance New Jersey Municipal Income Fund Class A 3 Years	Eaton Vance New Jersey Municipal Income Fund Class A 5 Years	Eaton Vance New Jersey Municipal Income Fund Class A 10 Years	Eaton Vance New Jersey Municipal Income Fund Class A 1 Year	Eaton Vance New Jersey Municipal Income Fund Class A 3 Years	Eaton Vance New Jersey Municipal Income Fund Class A 5 Years	Eaton Vance New Jersey Municipal Income Fund Class A 10 Years	Eaton Vance New Jersey Municipal Income Fund Class C 1 Year	Eaton Vance New Jersey Municipal Income Fund Class C 3 Years	Eaton Vance New Jersey Municipal Income Fund Class C 5 Years	Eaton Vance New Jersey Municipal Income Fund Class C 10 Years	Eaton Vance New Jersey Municipal Income Fund Class C 1 Year	Eaton Vance New Jersey Municipal Income Fund Class C 3 Years	Eaton Vance New Jersey Municipal Income Fund Class C 5 Years	Eaton Vance New Jersey Municipal Income Fund Class C 10 Years	Eaton Vance New Jersey Municipal Income Fund Class I 1 Year	Eaton Vance New Jersey Municipal Income Fund Class I 3 Years	Eaton Vance New Jersey Municipal Income Fund Class I 5 Years	Eaton Vance New Jersey Municipal Income Fund Class I 10 Years	Eaton Vance New Jersey Municipal Income Fund Class I 1 Year	Eaton Vance New Jersey Municipal Income Fund Class I 3 Years	Eaton Vance New Jersey Municipal Income Fund Class I 5 Years	Eaton Vance New Jersey Municipal Income Fund Class I 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class A 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class A 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class C 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class C 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class I 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class I 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 10 Years
USD ($)	541	682	836	1,281	541	682	836	1,281	246	452	782	1,713	146	452	782	1,713	49	154	269	604	49	154	269	604	545	694	857	1,327	545	694	857	1,327	250	465	803	1,757	150	465	803	1,757	53	167	291	653	53	167	291	653	539	676	825	1,258	539	676	825	1,258	244	446	771	1,691	144	446	771	1,691	47	148	258	579	47	148	258	579	564	754	960	1,553	564	754	960	1,553	270	526	907	1,976	170	526	907	1,976	68	214	373	835	68	214	373	835	542	685	841	1,293	542	685	841	1,293	247	456	787	1,724	147	456	787	1,724	50	157	274	616	50	157	274	616	549	706	877	1,372	549	706	877	1,372	254	477	824	1,802	154	477	824	1,802	57	179	313	701	57	179	313	701